Basis Of Financial Statements And Summary Of Significant Accounting Policies (Schedule Of Useful Life Of Intangible Assets And Amortization Method By Major Class) (Details)	12 Months Ended
Mar. 31, 2012 Y
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	2
Finite-lived intangible assets, Useful life, Maximum, years	10
Finite-lived intangible assets, Amortization method	Straight-line
Core Deposit Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	5
Finite-lived intangible assets, Useful life, Maximum, years	19
Finite-lived intangible assets, Amortization method	Declining-balance
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	9
Finite-lived intangible assets, Useful life, Maximum, years	27
Finite-lived intangible assets, Amortization method	Declining-balance
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	8
Finite-lived intangible assets, Useful life, Maximum, years	40
Finite-lived intangible assets, Amortization method	Straight-line